Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities:
Net loss	$ (7,232)	$ (11,706)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	74	279
Share-based compensation	1,927	2,305
Amortization of operating lease right-of-use assets	548	513
Other income (see Note 2)	(3,556)
Non-cash interest expense	39
Change in fair value of Forward Purchase Agreement asset	339
Change in fair value of SEPA put rights asset	312
Change in fair value of embedded derivative liability	11
Gain on extinguishment of accrued liabilities	(173)
Changes in operating assets and liabilities:
Accounts receivable	(235)	1,942
Prepaid expenses and other current assets	(98)	84
Note receivable		4
Accounts payable	(860)	(743)
Accrued expenses	383	484
Excise taxes payable	57
Deferred revenue		(64)
Operating lease liability	(566)	(500)
Net cash used in operating activities	(9,030)	(7,402)
Cash Flows from Investing Activities:
Purchase of property and equipment		(48)
Cash Flows from Financing Activities:
Net proceeds from the Merger	490
Net proceeds from PIPE financing	10,361
Cash transferred into escrow pursuant to Forward Purchase Agreement	(1,134)
Proceeds from issuance of notes payable - related party	5,883	1,442
Payment of notes payable - related party	(5,735)
Proceeds from issuance of Convertible Notes, net of issuance costs	2,755
Payment of offering costs	(1,442)	(371)
Repayment of finance lease liabilities	(17)	(222)
Net cash provided by financing activities	11,161	849
Net change in cash and restricted cash	2,131	(6,601)
Cash and restricted cash - beginning of year	861	7,462
Cash and restricted cash - end of year	2,992	861
Supplemental disclosure of cash flow information and non-cash transactions:
Interest paid	1	16
Offering costs included in accounts payable	436	507
Reclassification of residual value guarantees under finance lease to accrued expense	113
Settlement of bonus accrual through notes payable - related parties		300
ACAB liabilities assumed in the Merger, net	6,585
Conversion of notes payable-related parties into common stock of New Abpro	2,000
Conversion of pre-merger preferred stock of Abpro into common stock of New Abpro	75,563
SEPA commitment fee paid in common stock shares	327
As reported within consolidated balance sheets:
Cash	2,850	723
Restricted cash	142	138
Total cash and restricted cash as presented in the consolidated balance sheet	$ 2,992	$ 861